CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]
Balance at Jun. 26, 2011		$ 0	$ 8	$ (8)	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 26, 2011			8,000,000
Net Loss for period ending November 21, 2011		(21)	0	0	(21)	0	(21)
Shares issued with respect to reverse acquisition of OphthaliX Inc.		0	1	(1)	0	0	0
Shares issued with respect to reverse acquisition of OphthaliX Inc. (in shares)			1,231,207
Issuance of Common Stock and warrants, net	[1]	4,661	1	4,660	0	0	0
Issuance of Common Stock and warrants, net (in shares)	[1]		1,210,044
Other comprehensive income (loss), net		(44)	0	0	0	(44)
Unrealized loss from investment in Parent Company		(44)	0	0	0	(44)	(44)
Net loss		(1,380)	0	0	(1,380)	0	(1,380)
Total comprehensive loss							(1,445)
Balance at Dec. 31, 2011		3,216	10	4,651	(1,401)	(44)	0
Balance (in shares) at Dec. 31, 2011			10,441,251
Stock based compensation		220	0	220	0	0	0
Other comprehensive income (loss), net		44	0	0	0	44
Unrealized loss from investment in Parent Company		(136)	0	0	0	(136)	(136)
Other Than Temporary Impairment Of Investments In Parent Company		180	0	0	0	180	180
Net loss		(1,863)	0	0	(1,863)	0
Total comprehensive loss							(1,819)
Balance at Dec. 31, 2012		1,617	10	4,871	(3,264)	0	0
Balance (in shares) at Dec. 31, 2012		714,922	10,441,251
Stock based compensation		436	0	436	0	0
Other comprehensive income (loss), net		11	0	0	0	11
Net loss		(1,880)	0	0	(1,880)	0
Balance at Jun. 30, 2013		$ 184	$ 10	$ 5,307	$ (5,144)	$ 11
Balance (in shares) at Jun. 30, 2013			10,441,251

[1]	Net of issuance expenses in an amount of $612.